5. DERIVATIVE LIABILITIES (Details - Assumptions)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Volatility	383.07%	254.90%	202.10%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Expected life	2 months 2 days	2 months 2 days	1 year
Risk-free interest rate	1.73%	0.74%	0.048%
Maximum [Member]
Expected life	4 years	7 years	8 years
Risk-free interest rate	1.90%	1.40%	1.36%